Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Other Intangible Assets

Goodwill at November 28, 2011 represents the value assigned at the Merger date. DPL had no goodwill recorded at December 31, 2010 and during the January 1, 2011 through November 27, 2011 predecessor period. Goodwill as of November 28, 2011 and December 31, 2011 was $2,568.1 million. DPL did not recognize any impairment losses related to goodwill during 2011.

The following tables summarize the balances comprising Intangible assets as of December 31, 2011:

$ in millions	December 31, 2011
	Gross	Accumulated	Net
	Balance	Amortization	Balance
Subject to Amortization
Electric Security Plan (a)	$87.0	$(8.6)	$78.4
Customer contracts (b)	28.0	(3.0)	25.0
Customer relationships (c)	31.8	(0.5)	31.3
Other (d)	3.9	(1.2)	2.7
	150.7	(13.3)	137.4
Not subject to Amortization
Tradmark/Trade name (e)	5.0	-	5.0

Total intangibles	$155.7	$(13.3)	$142.4

The following table summarizes, by category, intangible assets acquired during the year ended December 31, 2011:

			Weighted
			Average
		Subject to	Amortization
		Amortization/	Period	Amortization
$ in millions	Amount	Indefinite-lived	(years)	Method

Electric security plan (a)(f)	$87.0	Subject to amortization	1	Other
Customer contracts (b)(f)	28.0	Subject to amortization	3	Other
Customer relationships (c )	31.8	Subject to amortization	15	Straight line
Other(a)	1.2	Subject to amortization	Various	As Utilized
Trademark/Trade name (e)	5.0	Indefinite-lived	N/A	N/A
	$153.0

(a) Represents the value of DP&L's Electric Security Plan which is a rate plan for the supply and pricing of electric generation services. It provides a level of price stability to consumers of electricity compared to market-based electricity prices.

(b) Represents above market contracts that DPLER has with third party customers existing as of the Merger date.

(c) Represents relationships DPLER has with third party customers as of the Merger date, where DPLER has regular contact with the customer, and the customer has the ability to make direct contract with DPLER.

(d) Consists of various intangible assets including renewable energy credits, emission allowances, and other intangibles, none of which are individually significant.

(e) Trademark/Trade name represents the value assigned to the trade name of DPLER.

(f) The amortization method used reflects the pattern in which the economic benefits of the intangible asset are consumed. Amortization of these intangible assets is shown as a reduction within gross margin on our Consolidated Statements of Results of Operations.

Most of the intangible assets acquired during the period disclosed above arose from the acquisition of DPL by AES (see Note 2 for more information). An immaterial amount of intangible assets was acquired by DPL through the acquisition of MC Squared Energy Services on February 28, 2011.

The following table summarizes the amortization expense, broken down by intangible asset category for 2012 through 2016:

	Estimated amortization expense
$ in millions	2012	2013	2014	2015	2016

Electric security plan	$78.4	$-	$-	$-	$-
Customer contracts	17.1	6.8	1.1	-	-
Customer relationships	2.5	2.5	2.5	2.5	2.2
Other	-	0.3	0.2	0.2	-

	$98.0	$9.6	$3.8	$2.7	$2.2